Document and Entity Information	0 Months Ended
Aug. 28, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 28, 2013
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Aug. 28, 2013
Document Effective Date	Aug. 28, 2013
Prospectus Date	Nov. 28, 2012
MFS® Emerging Markets Debt Fund | A | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDAX
MFS® Emerging Markets Debt Fund | B | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDBX
MFS® Emerging Markets Debt Fund | C | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDCX
MFS® Emerging Markets Debt Fund | I | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDIX
MFS® Emerging Markets Debt Fund | R5 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDHX
MFS® Emerging Markets Debt Fund | R1 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDDX
MFS® Emerging Markets Debt Fund | R2 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDEX
MFS® Emerging Markets Debt Fund | R3 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDFX
MFS® Emerging Markets Debt Fund | R4 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	MEDGX
MFS® Emerging Markets Debt Local Currency Fund | A | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLAX
MFS® Emerging Markets Debt Local Currency Fund | B | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLBX
MFS® Emerging Markets Debt Local Currency Fund | C | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLCX
MFS® Emerging Markets Debt Local Currency Fund | I | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLIX
MFS® Emerging Markets Debt Local Currency Fund | R1 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLJX
MFS® Emerging Markets Debt Local Currency Fund | R2 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLKX
MFS® Emerging Markets Debt Local Currency Fund | R3 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLLX
MFS® Emerging Markets Debt Local Currency Fund | R4 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLMX
MFS® Emerging Markets Debt Local Currency Fund | R5 | MFS SERIES TRUST X
Risk/Return:
Trading Symbol	EMLNX
MFS® Asia Pacific ex-Japan Fund | A | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MPXAX
MFS® Asia Pacific ex-Japan Fund | B | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MPXBX
MFS® Asia Pacific ex-Japan Fund | C | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MPXCX
MFS® Asia Pacific ex-Japan Fund | I | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MPXIX
MFS® European Equity Fund | A | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MEEAX
MFS® European Equity Fund | B | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MEEBX
MFS® European Equity Fund | C | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MEECX
MFS® European Equity Fund | I | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MEEIX
MFS® Latin American Equity Fund | B | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MLEBX
MFS® Latin American Equity Fund | C | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MLECX
MFS® Latin American Equity Fund | I | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MLEIX
MFS® Latin American Equity Fund | A | MFS SERIES TRUST VII
Risk/Return:
Trading Symbol	MLEAX